Taxes (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 9,565	$ 10,770
Balance at beginning of period, Liabilities	870	1,413
Balance at beginning of period, Deferred taxes net	8,695	9,357
Effect in income statement, Assets	875	(1,620)
Effect in income statement, Liabilities	(96)	(32)
Effect in income statement, Deferred taxes net	971	(1,588)
Incorporation, Assets	(2)
Incorporation, Liabilities	(2)
Incorporation, Deferred taxes net
Other comprehensive income, Assets	602	(30)
Other comprehensive income, Liabilities	15	(2)
Other comprehensive income, Deferred taxes net	587	(28)
Transfers between assets and liabilities, Assets	50
Transfers between assets and liabilities, Liabilities	50
Translation adjustment, Assets	(1,159)	784
Translation adjustment, Liabilities	(31)	32
Translation adjustment, Deferred taxes net	(1,128)	752
Balance at ending of period, Assets	9,931	9,904
Balance at ending of period, Liabilities	806	1,411
Balance at ending of period, Deferred taxes net	$ 9,125	$ 8,493